Pensions and other post-retirement benefits - Schedule of reconciliation of changes in the present value of defined benefit obligations (including unfunded obligations) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Opening net defined benefit asset	£ 1,916
Changes in net defined benefit liability (asset) [abstract]
Closing net defined benefit asset	2,147	£ 1,916
Aviva
Changes in net defined benefit liability (asset) [abstract]
Actuarial gains (losses) arising from changes in demographic assumptions, net of tax, defined benefit plans	60
UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	1,128
Changes in net defined benefit liability (asset) [abstract]
Closing net defined benefit asset	1,071	1,128
US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	476
Changes in net defined benefit liability (asset) [abstract]
Closing net defined benefit asset	413	476
US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit asset	312
Changes in net defined benefit liability (asset) [abstract]
Closing net defined benefit asset	663	312
Present value of defined benefit obligation
Disclosure of operating segments [line items]
Opening net defined benefit asset	(16,401)	(17,867)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(123)	(138)
Interest cost	(785)	(899)
Actuarial (losses)/gains – experience	(133)	71
Actuarial gains/(losses) – demographic assumptions	321	(77)
Actuarial gains/(losses) – financial assumptions	27	1,181
Past service cost – augmentations and redundancies	(2)	(1)
Liabilities extinguished on settlements	468	0
Medicare subsidy received	(37)	(31)
Employee contributions	(5)	(5)
Benefits paid	1,147	1,203
Exchange adjustments	178	162
Closing net defined benefit asset	(15,345)	(16,401)
Present value of defined benefit obligation | UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	(9,475)	(10,521)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(34)	(45)
Interest cost	(452)	(533)
Actuarial (losses)/gains – experience	(40)	(41)
Actuarial gains/(losses) – demographic assumptions	(98)	(74)
Actuarial gains/(losses) – financial assumptions	11	989
Past service cost – augmentations and redundancies	(2)	(1)
Liabilities extinguished on settlements	0	0
Medicare subsidy received	0	0
Employee contributions	(5)	(5)
Benefits paid	725	756
Exchange adjustments	0	0
Closing net defined benefit asset	(9,370)	(9,475)
Present value of defined benefit obligation | US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	(4,704)	(4,912)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(62)	(68)
Interest cost	(241)	(246)
Actuarial (losses)/gains – experience	(88)	(4)
Actuarial gains/(losses) – demographic assumptions	0	(22)
Actuarial gains/(losses) – financial assumptions	31	156
Past service cost – augmentations and redundancies	0	0
Liabilities extinguished on settlements	468	0
Medicare subsidy received	0	0
Employee contributions	0	0
Benefits paid	280	282
Exchange adjustments	121	110
Closing net defined benefit asset	(4,195)	(4,704)
Present value of defined benefit obligation | US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit asset	(2,222)	(2,434)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(27)	(25)
Interest cost	(92)	(120)
Actuarial (losses)/gains – experience	(5)	116
Actuarial gains/(losses) – demographic assumptions	419	19
Actuarial gains/(losses) – financial assumptions	(15)	36
Past service cost – augmentations and redundancies	0	0
Liabilities extinguished on settlements	0	0
Medicare subsidy received	(37)	(31)
Employee contributions	0	0
Benefits paid	142	165
Exchange adjustments	57	52
Closing net defined benefit asset	£ (1,780)	£ (2,222)